ACQUISITION - Previously reported preliminary estimates and adjusted final estimates of fair value (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ACQUISITION
Share Purchased Price Per Share At Acquisition Date	$ 2.20
Goodwill expected to be deductible for income and mining tax purposes	$ 0
Revenue	5,741,162	$ 3,869,625
Earnings before income and mining taxes	1,115,423	$ 932,723
Kirkland Lake
ACQUISITION
Cash and cash equivalents	838,732
Inventories	349,276
Other current assets	100,094
Property, plant and mine development	10,428,271
Goodwill	1,636,331
Other assets	141,787
Accounts payable and accrued and other liabilities (ii)	(235,778)
Reclamation provision	(228,128)
Deferred income and mining tax liabilities	(2,723,841)
Other liabilities	(23,638)
Total assets acquired, net of liabilities assumed	10,283,106
Acquisition costs	95,000
Revenue	2,161,100
Earnings before income and mining taxes	799,200
Pro forma total consolidated revenue, if the acquisition had taken place on January 1, 2022	5,795,100
Pro forma income before income and mining taxes, if the acquisition had taken place on January 1, 2022	1,131,100
TMAC Resources Inc.
ACQUISITION
Cash and cash equivalents	39,682
Restricted cash	21,796
Inventories	84,576
Other current assets	2,028
Property, plant and mine development	183,110
Deferred income tax asset	133,097
Accounts payable and accrued and other liabilities (ii)	(84,805)
Advance due to Agnico Eagle	(105,000)
Reclamation provision	(48,904)
Total assets acquired, net of liabilities assumed	225,580
Amount Paid To Repurchase Net Smelter Return Royalty	50,000
Hope Bay Mine
ACQUISITION
Amount Payable To Repurchase Net Smelter Return Royalty	$ 50,000
Percentage of net smelter return royalty to be repurchased	1.50%
Acquisition costs	$ 2,900
Previously stated | Kirkland Lake
ACQUISITION
Cash and cash equivalents	838,732
Inventories	384,678
Other current assets	100,094
Property, plant and mine development	10,086,336
Goodwill	1,804,459
Other assets	143,415
Accounts payable and accrued and other liabilities (ii)	(235,778)
Reclamation provision	(175,839)
Deferred income and mining tax liabilities	(2,639,353)
Other liabilities	(23,638)
Total assets acquired, net of liabilities assumed	10,283,106
Previously stated | TMAC Resources Inc.
ACQUISITION
Cash and cash equivalents	39,682
Restricted cash	21,796
Inventories	84,576
Other current assets	2,028
Property, plant and mine development	206,507
Deferred income tax asset	109,700
Accounts payable and accrued and other liabilities (ii)	(84,805)
Advance due to Agnico Eagle	(105,000)
Reclamation provision	(48,904)
Total assets acquired, net of liabilities assumed	225,580
Business Combination Adjustment | Kirkland Lake
ACQUISITION
Inventories	(35,402)
Property, plant and mine development	341,935
Goodwill	(168,128)
Other assets	(1,628)
Reclamation provision	(52,289)
Deferred income and mining tax liabilities	(84,488)
Business Combination Adjustment | TMAC Resources Inc.
ACQUISITION
Property, plant and mine development	(23,397)
Deferred income tax asset	$ 23,397